Income taxes	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Income taxes [Text Block]
10.	Income taxes

Income taxes recoverable have not been recognized in the consolidated statements of loss, as the Company has been incurring losses since inception, and it is not probable that future taxable profits will be available against which the accumulated tax losses can be utilized.

(a)	Unrecognized deferred tax assets

As at December 31, 2017 and 2016, deferred tax assets have not been recognized with respect to the following items:

	2017	2016
	$	$

Non-capital losses carried forward	25,078	17,604
Tax credits carried forward	5,908	4,318
Accounting basis of property and equipment and intangible assets in excess of tax basis	48	(1,288)
Scientific research and experimental development expenditures	9,441	7,353
Share issue costs and other	1,182	346
	41,657	28,333

(b)

As at December 31, 2017 and 2016, the Company had available research and development expenditures of approximately $35,628 and $27,746, respectively, for income tax purposes, which may be carried forward indefinitely to reduce future years’ taxable income. As at December 31, 2017 and 2016, the Company also had unclaimed Canadian scientific research and development tax credits of 7,483 and $5,458, respectively, which are available to reduce future taxes payable with expiries from 2018 through 2037. The benefit of these expenditures and tax credits has not been recorded in the accounts.

(c)

As at December 31, 2017, the Company has accumulated non-capital losses for federal and provincial income tax purposes in Canada that are available for application against future taxable income. The benefit of these losses has not been recorded in the accounts.

The non-capital tax losses expire as follows:

Federal
$

2025	3,213
2026	6,457
2027	4,659
2028	4,169
2029	3,784
2030	1,905
2031	1,624
2032	2,883
2033	2,132
2034	5,708
2035	9,172
2036	20,724
2037	28,203
94,633

(d)	The reconciliation of the Canadian statutory income tax rate applied to the net loss for the year to the income tax expense is as follows:

	2017	2016
	$	$

Statutory income tax rate	26.5%	26.5%

Income tax recovery based on statutory income tax rate	(11,966)	(9,388)
Investment tax credits	(1,567)	(1,204)
Share-based compensation and other	213	4,705
Change in unrecognized tax assets	13,324	2,206

Income tax expense	4	(3,681)